Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net loss	$ (612,235)	$ (740,238)	$ (880,851)	$ (4,365,355)
Less: Loss from discontinued operations				733,126
Loss from continuing operations	(612,235)	(740,238)	(880,851)	(3,632,229)
Adjustments to reconcile loss from continuing operations to net cash used in operating activities:
Fair value of vested stock options	46,539	124,927	461,856	626,668
Operating lease expense		33,256	123,606	129,781
Change in fair value of derivative liability				(35,710)
Gain on extinguishment of liabilities, net of cash received of $450,000			(1,006,574)
Accrual of interest added to note payable			528
Changes in operating assets and liabilities:
Prepaid expense and other current assets	3,195	2,471	12,471	(12,366)
Deposits	(200)	146	26,250	(13,090)
Accounts payable and accrued liabilities		(106,017)	(216,683)	221,563
Accounts payable – related party				(5,200)
Operating lease liability		(33,821)	(125,679)	(127,708)
Net cash used in operating activities – continuing operations	(562,701)	(719,276)	(1,605,076)	(2,848,291)
Net cash used in operating activities – discontinued operations				(742,225)
Net cash used in operating activities	(562,701)	(719,276)	(1,605,076)	(3,590,516)
Cash provided by financing activities:
Proceeds from note payable		96,988
Proceeds from PPP loan			96,988
Net cash provided by financing activities		96,988	96,988
Net increase (decrease) in cash and cash equivalents	(562,701)	(622,288)	(1,508,088)	(3,590,516)
Cash and cash equivalents - beginning of period	884,137	2,392,225	2,392,225	5,982,741
Cash and cash equivalents - end of period	321,436	1,769,937	884,137	2,392,225
Supplemental disclosure of cash flow information:
Interest
Income taxes			800	800
Supplemental non-cash investing and financing activities:
Initial recognition of operating lease right-of-use assets and operating lease obligations upon adoption of new lease accounting standard				253,387
Cancellation of shares				$ 1,450